Schedule I - Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments - Other than Investments in Related Parties
Schedule I - Summary of Investments - Other than Investments in Related Parties
(expressed in thousands of U.S. dollars)

	Cost	Fair value	Balance sheet value
Assets
Equity securities	$743,528	$857,817	$857,817
Private common equity securities	81,195	96,294	96,294
Total equities	824,723	954,111	954,111
Asset-backed securities	309,509	325,533	325,533
Bank debts	7,885	8,017	8,017
Corporate bonds	69,570	86,749	86,749
Municipal bonds	12,025	10,486	10,486
Sovereign debt	9,765	10,639	10,639
Total debt securities	408,754	441,424	441,424
Investments in limited partnerships	24,666	34,578	34,578
Rights and warrants	1	1	1
Options	11,458	13,069	13,069
Trade claims	11,805	17,681	17,681
Total other investments	47,930	65,329	65,329
Total investments	$1,281,407	$1,460,864	$1,460,864